ORGANIZATION AND BUSINESS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents	$ 1,755,351	$ 1,394,982
Borrowing capacity	$ 1,744,637